Revenues from Major Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment and Geographic Distribution of Operations [Line Items]
Revenues from the PRC	$ 128,640	$ 316,349	$ 257,044
Revenues from countries other than the PRC	9,023	7,451	14,833
Total revenues	$ 137,663	$ 323,800	$ 271,877